Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31,	December 31,
	2018	2017

Trade receivables	$6,126	$3,779
Value added taxes receivable	1,465	2,751
Other receivables	121	101
	$7,712	$6,631